Other Comprehensive Income (Loss) (Tax Effects Allocated to Other Comprehensive Income (Loss) and Reclassification Adjustments, Including Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Foreign currency translation adjustments, Before-tax amount
Amount arising during the year, Before-tax amount	¥ (108,280)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	139
Foreign currency translation adjustments, Before-tax amount	(108,141)	¥ (56,054)	¥ 144,826
Net unrealized gains and losses on securities, Before-tax amount:
Amount arising during the year, Before-tax amount	1,184	3,249	6,379
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	282	(298)	(2,509)
Net change during the year, Before-tax amount	1,466	2,951	3,870
Net gains and losses on derivative instruments, Before-tax amount:
Amount arising during the year, Before-tax amount	1,619	52	(3,309)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(5,890)	4,217	3,260
Net change during the year, Before-tax amount	(4,271)	4,269	(49)
Pension liability adjustments, Before-tax amount:
Amount arising during the year, Before-tax amount	(95,707)	(13,166)	(71,166)
Reclassification adjustments for gains and losses realized in net income, Before-tax amount	(16)	1,504	15,585
Net change during the year, Before-tax amount	(95,723)	(11,662)	(55,581)
Other Comprehensive Income (Loss), Before-tax amount	(206,669)	(60,496)	93,066
Foreign currency translation adjustments, Tax (expense) or benefit
Amount arising during the year, Tax (expense) or benefit	521
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(46)
Foreign currency translation adjustments, Tax (expense) or benefit	475	550	(992)
Net unrealized gains and losses on securities, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(375)	(1,045)	(2,225)
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	(94)	104	879
Net change during the year, Tax (expense) or benefit	(469)	(941)	(1,346)
Net gains and losses on derivative instruments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	(726)	(304)	1,102
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	2,049	(1,180)	(1,248)
Net change during the year, Tax (expense) or benefit	1,323	(1,484)	(146)
Pension liability adjustments, Tax (expense) or benefit:
Amount arising during the year, Tax (expense) or benefit	25,204	5,294	21,306
Reclassification adjustments for gains and losses realized in net income, Tax (expense) or benefit	164	(175)	(3,710)
Net change during the year, Tax (expense) or benefit	25,368	5,119	17,596
Other comprehensive income (loss), Tax (expense) or benefit	26,697	3,244	15,112
Foreign currency translation adjustments, Net-of-tax amount
Amount arising during the year, Net-of-tax amount	(107,759)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	93
Foreign currency translation adjustments, Net-of-tax amount	(107,666)	(55,504)	143,834
Net unrealized gains and losses on securities, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	809	2,204	4,154
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	188	(194)	(1,630)
Net change during the year, Net-of-tax amount	997	2,010	2,524
Net gains and losses on derivative instruments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	893	(252)	(2,207)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	(3,841)	3,037	2,012
Net change during the year, Net-of-tax amount	(2,948)	2,785	(195)
Pension liability adjustments, Net-of-tax amount:
Amount arising during the year, Net-of-tax amount	(70,503)	(7,872)	(49,860)
Reclassification adjustments for gains and losses realized in net income, Net-of-tax amount	148	1,329	11,875
Net change during the year, Net-of-tax amount	(70,355)	(6,543)	(37,985)
Other comprehensive income (loss), Net-of-tax amount	¥ (179,972)	¥ (57,252)	¥ 108,178